Segment information	6 Months Ended
Jun. 30, 2022
Segment Results of Operations [Abstract]
Disclosure of Segment Results [text block]
Segment results
	Three months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,551	2,646	2,160	656	7	679	7,699
Provision for credit losses	56	72	96	(0)	(3)	12	233
Noninterest expenses:
Compensation and benefits	356	588	702	224	14	805	2,690
General and administrative expenses	607	922	933	216	180	(640)	2,217
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	(2)	2	(35)	0	(1)	0	(36)
Total noninterest expenses	960	1,512	1,601	440	192	165	4,870
Noncontrolling interests	0	2	(0)	46	0	(49)	0
Profit (loss) before tax	534	1,059	463	170	(181)	551	2,596

N/M – Not meaningful
	Three months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,230	2,394	2,018	626	(24)	(1)	6,243
Provision for credit losses	(20)	2	117	1	(25)	(1)	75
Noninterest expenses:
Compensation and benefits	355	532	683	202	35	744	2,551
General and administrative expenses	640	804	1,165	192	223	(662)	2,361
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	5	11	69	1	1	(0)	86
Total noninterest expenses	1,000	1,347	1,916	395	258	81	4,998
Noncontrolling interests	0	(2)	0	49	0	(47)	0
Profit (loss) before tax	250	1,046	(15)	180	(257)	(34)	1,170

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
	Six months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	3,012	5,969	4,381	1,338	1	187	14,887
Provision for credit losses	204	108	197	(0)	(7)	22	525
Noninterest expenses:
Compensation and benefits	708	1,199	1,387	453	31	1,568	5,346
General and administrative expenses	1,274	2,088	1,995	407	498	(1,282)	4,981
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	(2)	3	(80)	0	(1)	0	(80)
Total noninterest expenses	1,980	3,290	3,302	861	527	286	10,247
Noncontrolling interests	0	3	(0)	101	0	(104)	0
Profit (loss) before tax	828	2,567	881	376	(520)	(17)	4,115

N/M – Not meaningful
	Six months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	2,543	5,491	4,196	1,263	57	241	13,792
Provision for credit losses	(40)	3	215	1	(32)	(2)	144
Noninterest expenses:
Compensation and benefits	714	1,065	1,402	418	75	1,507	5,183
General and administrative expenses	1,368	1,877	2,253	380	681	(1,270)	5,287
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	17	12	71	2	1	(0)	102
Total noninterest expenses	2,099	2,954	3,726	800	756	237	10,572
Noncontrolling interests	0	(1)	0	98	0	(97)	0
Profit (loss) before tax	485	2,535	255	364	(667)	104	3,075

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
Corporate Bank (CB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues:
Corporate Treasury Services	962	737	224	30	1,878	1,545	334	22
Institutional Client Services	394	313	81	26	744	628	116	19
Business Banking	195	179	16	9	390	371	19	5
Total net revenues	1,551	1,230	321	26	3,012	2,543	468	18
Of which:
Net interest income	825	543	281	52	1,604	1,250	355	28
Commissions and fee income	622	533	89	17	1,191	1,081	110	10
Remaining income	104	154	(49)	(32)	217	213	4	2
Provision for credit losses	56	(20)	76	N/M	204	(40)	244	N/M
Noninterest expenses:
Compensation and benefits	356	355	1	0	708	714	(6)	(1)
General and administrative expenses	607	640	(34)	(5)	1,274	1,368	(93)	(7)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(2)	5	(7)	N/M	(2)	17	(19)	N/M
Total noninterest expenses	960	1,000	(39)	(4)	1,980	2,099	(119)	(6)
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	534	250	285	114	828	485	343	71

Total assets (in € bn)[1]	258	245	12	5	258	245	12	5
Loans (gross of allowance for loan losses, in € bn)[1]	129	116	12	11	129	116	12	11
Employees (front office full-time equivalent)[1]	13,305	13,487	(182)	(1)	13,305	13,487	(182)	(1)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
Investment Bank (IB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues:
Fixed Income, Currency (FIC) Sales & Trading	2,385	1,811	574	32	5,225	4,280	944	22
Debt Origination	21	399	(377)	(95)	328	784	(456)	(58)
Equity Origination	45	114	(69)	(60)	79	313	(234)	(75)
Advisory	166	110	55	50	299	182	118	65
Origination & Advisory	232	623	(391)	(63)	707	1,279	(572)	(45)
Other	28	(40)	69	N/M	38	(68)	106	N/M
Total net revenues	2,646	2,394	252	11	5,969	5,491	478	9
Provision for credit losses	72	2	70	N/M	108	3	105	N/M
Noninterest expenses:
Compensation and benefits	588	532	56	11	1,199	1,065	134	13
General and administrative expenses	922	804	118	15	2,088	1,877	211	11
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	2	11	(9)	(81)	3	12	(9)	(73)
Total noninterest expenses	1,512	1,347	165	12	3,290	2,954	337	11
Noncontrolling interests	2	(2)	4	N/M	3	(1)	5	N/M
Profit (loss) before tax	1,059	1,046	13	1	2,567	2,535	32	1

Total assets (in € bn)[1]	706	586	121	21	706	586	121	21
Loans (gross of allowance for loan losses, in € bn)[1]	99	75	25	33	99	75	25	33
Employees (front office full-time equivalent)[1]	7,206	7,151	55	1	7,206	7,151	55	1

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
Private Bank (PB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues:
Private Bank Germany	1,326	1,198	128	11	2,684	2,545	139	5
International Private Bank	834	820	14	2	1,696	1,651	45	3
Premium Banking	235	229	6	3	486	475	11	2
Wealth Management & Bank for Entrepreneurs	598	591	8	1	1,210	1,176	34	3
Total net revenues	2,160	2,018	142	7	4,381	4,196	185	4
Of which:
Net interest income	1,274	1,147	127	11	2,457	2,319	138	6
Commissions and fee income	783	737	47	6	1,741	1,626	115	7
Remaining income	102	134	(32)	(24)	182	251	(69)	(27)
Provision for credit losses	96	117	(20)	(17)	197	215	(18)	(8)
Noninterest expenses:
Compensation and benefits	702	683	19	3	1,387	1,402	(16)	(1)
General and administrative expenses	933	1,165	(232)	(20)	1,995	2,253	(257)	(11)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(35)	69	(103)	N/M	(80)	71	(151)	N/M
Total noninterest expenses	1,601	1,916	(316)	(16)	3,302	3,726	(424)	(11)
Noncontrolling interests	(0)	0	(0)	N/M	(0)	0	(0)	N/M
Profit (loss) before tax	463	(15)	478	N/M	881	255	626	N/M

Total assets (in € bn)[1]	330	305	25	8	330	305	25	8
Loans (gross of allowance for loan losses, in € bn)[1]	264	247	17	7	264	247	17	7
Assets under Management (in € bn)[1]	528	537	(8)	(2)	528	537	(8)	(2)
Net flows (in € bn)	7	10	(3)	(29)	17	21	(4)	(19)
Employees (front office full-time equivalent)[1]	27,720	29,117	(1,397)	(5)	27,720	29,117	(1,397)	(5)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
Asset Management (AM)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues:
Management Fees	619	584	34	6	1,239	1,131	108	10
Performance and transaction fees	31	19	13	69	58	58	(1)	(1)
Other	6	23	(17)	(75)	41	73	(32)	(44)
Total net revenues	656	626	30	5	1,338	1,263	75	6
Provision for credit losses	(0)	1	(2)	N/M	(0)	1	(1)	N/M
Noninterest expenses:
Compensation and benefits	224	202	21	11	453	418	35	8
General and administrative expenses	216	192	24	13	407	380	27	7
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	1	(1)	(94)	0	2	(1)	(76)
Total noninterest expenses	440	395	45	11	861	800	61	8
Noncontrolling interests	46	49	(3)	(5)	101	98	3	3
Profit (loss) before tax	170	180	(10)	(6)	376	364	12	3

Total assets (in € bn)[1]	11	10	0	3	11	10	0	3
Assets under Management (in € bn)[1]	833	859	(26)	(3)	833	859	(26)	(3)
Net flows (in € bn)	(25)	20	(45)	N/M	(26)	21	(47)	N/M
Employees (front office full-time equivalent)[1]	4,233	3,953	280	7	4,233	3,953	280	7

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of quarter-end
Capital Release Unit (CRU)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues	7	(24)	31	N/M	1	57	(56)	(99)
Provision for credit losses	(3)	(25)	22	(87)	(7)	(32)	25	(79)
Noninterest expenses:
Compensation and benefits	14	35	(22)	(61)	31	75	(44)	(59)
General and administrative expenses	180	223	(43)	(19)	498	681	(183)	(27)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(1)	1	(2)	N/M	(1)	1	(2)	N/M
Total noninterest expenses	192	258	(67)	(26)	527	756	(229)	(30)
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	(181)	(257)	76	(30)	(520)	(667)	147	(22)

Total assets (in € bn)[1]	80	167	(88)	(52)	80	167	(88)	(52)
Employees (front office full-time equivalent)[1]	217	411	(194)	(47)	217	411	(194)	(47)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
Corporate & Other (C&O)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %	Jun 30, 2022	Jun 30, 2021	Absolute Change	Change in %
Net revenues	679	(1)	680	N/M	187	241	(55)	(23)
Provision for credit losses	12	(1)	13	N/M	22	(2)	25	N/M
Noninterest expenses:
Compensation and benefits	805	744	62	8	1,568	1,507	61	4
General and administrative expenses	(640)	(662)	22	(3)	(1,282)	(1,270)	(12)	1
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	(0)	0	N/M	0	(0)	0	N/M
Total noninterest expenses	165	81	84	103	286	237	49	21
Noncontrolling interests	(49)	(47)	(2)	3	(104)	(97)	(8)	8
Profit (loss) before tax	551	(34)	585	N/M	(17)	104	(121)	N/M
Employees (full-time equivalent)[1]	30,234	29,678	556	2	30,234	29,678	556	2

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end